                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 12400 High Bluff Drive, Suite 600
         San Diego, CA 92130

13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N. Sitlani
Title:    Director of Operations
Phone:    858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 11/14/05


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:   $6,913,218



List of Other Included Managers:
NONE


                                                      FORM 13F INFORMATION TABLE

                                TITLE                VALUE      SHARES/    SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP     (X$1000)     PRN AMT    PRN CALL DSCRETN   MANAGERS     SOLE   SHARED   NONE
--------------------         --------- ---------  ----------   ----------  --- ---- ------- ----------- --------- ------- ------
ConAgra Foods, Inc.             COM    205887102    $265,850   10,741,400   SH       SOLE            10,741,400
Prudential Financial, Inc.      COM    744320102  $1,083,507   16,037,696   SH       SOLE            16,037,696
Prudential Financial, Inc.      COM    744320102    $260,238    3,851,950   SH       OTHER                              3,851,950
National Semiconductor Corp.    COM    637640103    $917,160   34,872,989   SH       SOLE            34,872,989
Mellon Financial Corp.          COM    58551A108    $327,351   10,239,317   SH       SOLE            10,239,317
Baxter International Inc.       COM    071813109    $982,240   24,636,077   SH       SOLE            24,636,077
Baxter International Inc.       COM    071813109    $204,658    5,133,140   SH       OTHER                              5,133,140
CNF, Inc.                       COM    12612w104    $262,500    5,000,000   SH       SOLE             5,000,000
Computer Associates Intl. Inc.  COM    204912109    $729,803   26,242,469   SH       SOLE            26,242,469
Computer Associates Intl. Inc.  COM    204912109     $76,478    2,750,000   SH       OTHER                              2,750,000
Sovereign Bancorp Inc.          COM    845905108    $528,567   23,982,189   SH       SOLE            23,982,189
Ceridian Corp.                  COM    156779100    $104,352    5,029,029   SH       SOLE             5,029,029
Cendant Corp.                   COM    151313103    $136,653    6,620,789   SH       SOLE             6,620,789
Tyco International Ltd.         COM    902124106    $284,234   10,205,871   SH       SOLE            10,205,871
Freescale Semi, Inc. CL B       COM    35687M206    $102,229    4,335,411   SH       SOLE             4,335,411
Genworth Financial, Inc.        COM    37247D106    $112,840    3,500,000   SH       SOLE             3,500,000
SPDR Trust Series 1             COM    78462F103    $534,559    4,344,594   SH       SOLE             4,344,594
